LEASE OBLIGATIONS - Summary of Deprecation Recognized in Right-of-use Assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 1,933,606	$ 1,649,738
Cost of sales
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	936,287	346,293
Administrative expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	119,498	74,130
Selling expenses
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	496,049	436,056
Capitalized to property, plant and equipment
Disclosure of attribution of expenses by nature to their function [line items]
Depreciation expense	$ 381,772	$ 793,259